Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 141,189	$ 135,282	$ 129,836
Acquisition costs deferred	16,939	15,611	17,240
Amortization charged to income	(16,127)	(16,603)	(13,213)
Effect of unrealized gains and losses	(4,643)	6,899	1,419
Balance, end of year	$ 137,358	$ 141,189	$ 135,282